General Information (Details)	Dec. 31, 2020 Number
Statement [Line Items]
Number of employees	9,051
Senior Executives [Member]
Statement [Line Items]
Number of employees	14
Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	451
Other workers [Member]
Statement [Line Items]
Number of employees	8,586
Parent [Member]
Statement [Line Items]
Number of employees	418
Parent [Member] | Senior Executives [Member]
Statement [Line Items]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	90
Parent [Member] | Other workers [Member]
Statement [Line Items]
Number of employees	318